Segment Information - Additional Information (Detail) - Douyu [Member] - CHINA - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	92.37%	100.00%
LongLived Assets [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	97.44%	100.00%